Investment in National CineMedia - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Change of interest gain							$ 271,000
Investment in NCM - receipt of common units			8,869,000	9,137,000	9,137,000	9,302,000	30,683,000
Equity in earnings (loss)			2,421,000	1,790,000	13,109,000	5,651,000	(3,438,000)
National CineMedia LLC
Schedule of Equity Method Investments [Line Items]
Theatre access fees per patron					0.07
Increase in percentage of payment per theatre patron					8.00%
Duration of percentage increase in theatre access fees per patron					5 years
Initial payment per digital screen					800
Payment per digital screen					1,021	972	926
Percentage of annual increase in payment per digital screen					5.00%
Minimum percentage of aggregate advertising revenue for payment of fees					12.00%
Period for recognized deferred revenue			23 years		24 years
Number of additional common units of NCM received under Common Unit Adjustment Agreement	598,724	549,417	588,024				1,757,548
Change of interest gain							271,000
Investment in NCM - receipt of common units	9,137,000	9,302,000	8,869,000				30,683,000
Total number of common units of NCM owned by Company			18,682,668		18,094,644
Interest on common units of NCM owned by Company			16.00%		16.00%
Common unit convertible into share of NCMI common stock, conversion ratio			1		1
Estimated fair value of investment in NCM					255,677
Common units of NCM owned by Company, price per-share					$ 14.13
Equity in earnings (loss)			$ 866,000	$ 716,000